EARNINGS (LOSS) PER SHARE (Details - Per share info) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net loss attributable to common stockholders (basic)	$ (331,433)	$ (329,866)	$ (818,211)	$ (1,504,004)
Shares used to compute net loss per common share, basic and diluted	209,650,048	98,736,959	188,036,903	99,156,375
Net loss per share attributable to common stockholders, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)